Operations and summary of significant accounting policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 02, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 01, 2008
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation	$ 456		$ 206	$ 551
Pension and other postretirement benefits	(6,914)		(6,568)	(4,695)
Derivative financial instruments	(42)		(10)	45
Available-for-sale securities	67		44	48
Total accumulated other comprehensive income (loss)	(6,433)		(6,328)	(4,051)
Caterpillar majority percentage ownership (as a percent)		100.00%			67.00%
Noncontrolling interest share redemption reclassified to Accumulated other comprehensive income (loss)	107
Foreign currency translation reclassified to Accumulated other comprehensive income (loss)	167
Pension and other postretirement benefits reclassified to Accumulated other comprehensive income (loss)	(61)
Available for sale securities reclassified to Accumulated other comprehensive income (loss)	$ 1